INTEREST INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTEREST INCOME, NET
Schedule of interest income, net

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Interest income	385,375	769,094	1,291,485
Interest expense	(6,105)	(14,053)	(17,241)
Bank charges	(18,952)	(11,124)	(9,068)
Others	(5,751)	(433)	(1,844)
Total	354,567	743,484	1,263,332